UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March, 31, 2017

Item 1.	Schedule of Investments.

Elfun Income Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Bonds and Notes - 99.4% †		Principal Amount	Fair Value
U.S. Treasuries - 22.0%
U.S. Treasury Bond
3.00%	02/15/47	$4,797,000	$4,777,323	(a)
U.S. Treasury Notes
0.75%	09/30/18	6,084,400	6,044,949	(a)
0.88%	10/15/18 - 06/15/19	15,391,600	15,257,522	(a)
1.25%	12/31/18	1,876,000	1,876,733
1.75%	02/28/22	13,602,800	13,481,123
2.13%	02/29/24	16,309,500	16,217,759
2.25%	02/15/27	2,493,500	2,461,356
			60,116,765
Agency Mortgage Backed - 27.5%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	10,768,123	11,021,532	(a)
4.50%	06/01/33 - 02/01/35	14,817	15,938	(a)
5.00%	07/01/35 - 06/01/41	1,004,593	1,114,131	(a)
5.50%	05/01/20	16,488	17,033
5.50%	01/01/38 - 04/01/39	293,595	335,786	(a)
6.00%	04/01/17 - 05/01/20	4,863	4,986
6.00%	04/01/29 - 11/01/37	588,655	677,250	(a)
6.50%	07/01/29	1,985	2,209	(a)
7.00%	01/01/27 - 08/01/36	115,326	127,430	(a)
7.50%	11/01/29 - 09/01/33	7,978	8,459	(a)
8.00%	11/01/30	4,223	4,744	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 10/01/46	12,424,609	12,389,147	(a)
3.50%	11/01/42 - 08/01/45	1,325,444	1,361,793	(a)
4.00%	05/01/19	4,396	4,543
4.00%	06/01/19 - 03/01/44	5,040,004	5,315,486	(a)
4.50%	05/01/18 - 01/01/41	4,073,666	4,378,281	(a)
5.00%	07/01/20 - 06/01/41	1,645,924	1,827,875	(a)
5.50%	06/01/20 - 01/01/39	1,136,850	1,259,936	(a)
5.50%	11/01/35	37,399	41,795
6.00%	05/01/19 - 05/01/41	2,254,179	2,567,998	(a)
6.50%	07/01/17 - 08/01/36	145,295	161,439	(a)
7.00%	08/01/17 - 02/01/34	14,392	15,295	(a)
7.50%	12/01/26 - 12/01/33	62,765	69,272	(a)
8.00%	06/01/24 - 01/01/33	20,141	22,092	(a)
8.50%	04/01/30	3,657	4,506	(a)
9.00%	12/01/17 - 12/01/22	4,162	4,470	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
2.72%	04/01/37	2,663	2,726	(b)
Federal National Mortgage Assoc. TBA
2.50%	04/01/32	4,882,026	4,883,552	(c)
3.00%	04/01/32	2,351,840	2,411,003	(c)
3.50%	04/01/47	752,794	770,085	(c)
4.00%	04/01/47	3,758,509	3,942,323	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	2,127,510	2,215,197	(a)
4.00%	01/20/41 - 04/20/43	2,443,881	2,599,381	(a)
4.50%	08/15/33 - 03/20/41	1,153,192	1,244,354	(a)
4.50%	09/15/34	38,369	41,343
5.00%	08/15/33	62,049	68,491	(a)
6.00%	04/15/27 - 09/15/36	279,772	323,249	(a)
6.50%	04/15/19 - 04/15/28	2,922	3,137
6.50%	01/15/24 - 09/15/36	105,590	119,609	(a)
7.00%	11/15/27 - 10/15/36	64,409	70,078	(a)
7.50%	03/15/23 - 11/15/31	28,243	29,276	(a)
8.00%	09/15/27	29,660	30,759
8.00%	06/15/30	222	231	(a)
8.50%	10/15/17	73	73	(a)
9.00%	11/15/17 - 12/15/21	1,481	1,624
9.00%	11/15/17	4	4	(a)
3.00%	TBA	6,669,396	6,727,753	(c)
3.50%	TBA	5,832,025	6,046,397	(c)
4.00%	TBA	375,000	396,094	(c)
5.50%	TBA	435,000	484,203	(c)
			75,164,368
Agency Collateralized Mortgage Obligations - 1.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	64	63	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,210,205	2,561	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	642,196	51,732	(f)
5.50%	06/15/33	55,969	11,202	(f)
8.00%	04/15/20	55	56
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.09%	08/15/43	1,829,288	372,121	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.19%	06/15/41 - 08/15/46	4,311,079	646,054	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.29%	10/15/42	1,368,235	259,157	(b,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.69%	08/15/25	263,158	24,063	(b,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,106	1,026	(d,e)
8.00%	02/01/23 -07/01/24	3,965	687	(f)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.04%	08/15/43 - 03/15/44	3,116,793	620,103	(b,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	1,911	1,444	(d,e)
1.22%	12/25/42	282,567	13,398	(b,f)
5.00%	02/25/40 - 09/25/40	295,426	34,845	(f)
8.00%	05/25/22	5	83	(f)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.02%	07/25/38 - 08/25/42	5,310,672	1,011,752	(b,f)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.62%	10/25/43	1,278,208	293,325	(b,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	60,659	53,917	(d,e)
4.50%	08/25/35 - 01/25/36	124,935	23,150	(f)
5.00%	03/25/38 - 05/25/38	68,018	13,369	(f)
5.50%	12/25/33	18,484	3,706	(f)
6.00%	01/25/35	67,608	13,606	(f)
7.50%	11/25/23	10,889	1,793	(f)
8.00%	08/25/23 - 07/25/24	7,764	1,538	(f)
8.50%	04/25/17 - 01/25/18	20	—	(f,**)
8.50%	07/25/22	1,741	213	(f)
9.00%	05/25/22	1,533	182	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	296,520	20,029	(f)
5.00%	10/20/37 - 09/20/38	143,059	5,037	(f)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
5.87%	01/16/40	345,760	64,839	(b,f)
			3,545,051
Asset Backed - 0.1%
Chase Funding Trust 2004 - 1
3.99%	11/25/33	236,655	243,496	(g)
Corporate Notes - 41.1%
21st Century Fox America Inc.
3.38%	11/15/26	124,000	121,436	(h)
4.75%	11/15/46	54,000	54,111	(h)
4.95%	10/15/45	42,000	43,458
6.65%	11/15/37	228,000	285,191	(a)
ABB Finance USA Inc.
1.63%	05/08/17	362,000	362,135
Abbott Laboratories
2.90%	11/30/21	420,000	421,793
3.75%	11/30/26	285,000	284,610
4.90%	11/30/46	135,000	139,971
AbbVie Inc.
2.00%	11/06/18	393,000	394,142
3.20%	05/14/26	285,000	273,935
4.45%	05/14/46	105,000	100,435
4.70%	05/14/45	85,000	84,751
ACCO Brands Corp.
5.25%	12/15/24	167,000	167,835	(h)
Actavis Funding SCS
1.30%	06/15/17	459,000	458,955
3.00%	03/12/20	208,000	211,416
3.45%	03/15/22	209,000	212,967
4.75%	03/15/45	45,000	45,299
Aetna Inc.
3.50%	11/15/24	250,000	255,274
Aflac Inc.
4.00%	10/15/46	105,000	99,201
Agrium Inc.
4.90%	06/01/43	103,000	106,987

		Principal Amount	Fair Value
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	$170,000	$169,509
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	212,348
Altria Group Inc.
2.63%	09/16/26	138,000	130,472
2.95%	05/02/23	210,000	208,832
3.88%	09/16/46	85,000	78,633
4.50%	05/02/43	114,000	115,588
America Movil SAB de C.V.
3.13%	07/16/22	205,000	206,522
5.00%	03/30/20	317,000	339,746
American Axle & Manufacturing Inc.
6.25%	04/01/25	176,000	176,220	(h)
6.50%	04/01/27	88,000	87,725	(h)
6.63%	10/15/22	84,000	86,520
American Campus Communities Operating Partnership LP
3.35%	10/01/20	157,000	159,513
4.13%	07/01/24	114,000	117,332
American Electric Power Company Inc.
2.95%	12/15/22	332,000	333,646	(a)
American Express Co.
3.63%	12/05/24	8,000	8,044
American International Group Inc.
3.75%	07/10/25	106,000	105,399
4.50%	07/16/44	44,000	41,940
4.80%	07/10/45	117,000	116,181
American Tower Corp. (REIT)
3.38%	10/15/26	225,000	214,501	(a)
3.40%	02/15/19	473,000	483,537	(a)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	83,000	83,415
5.88%	08/20/26	125,000	124,375
Amgen Inc.
2.20%	05/22/19	403,000	405,629	(a)
2.60%	08/19/26	90,000	83,417	(a)
4.40%	05/01/45	45,000	43,666	(a)
4.56%	06/15/48	156,000	154,884	(a)
Amkor Technology Inc.
6.63%	06/01/21	429,000	437,580
Anadarko Petroleum Corp.
4.85%	03/15/21	24,000	25,672
6.20%	03/15/40	134,000	151,281
6.60%	03/15/46	25,000	30,169
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	155,000	156,152	(a)
3.65%	02/01/26	304,000	307,374	(a)
4.70%	02/01/36	116,000	122,804
4.90%	02/01/46	215,000	232,144	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	282,000	278,675
Anthem Inc.
3.30%	01/15/23	201,000	202,700
Apache Corp.
5.10%	09/01/40	132,000	135,786
Apple Inc.
2.50%	02/09/22	418,000	419,806	(a)
3.25%	02/23/26	103,000	104,039	(a)
3.35%	02/09/27	188,000	189,755	(a)
3.45%	02/09/45	136,000	121,829	(a)
3.85%	08/04/46	179,000	170,395	(a)
4.25%	02/09/47	90,000	91,057	(a)
Applied Materials Inc.
3.30%	04/01/27	203,000	203,241
4.35%	04/01/47	81,000	81,929
Aramark Services Inc.
5.13%	01/15/24	208,000	218,140
Archer-Daniels-Midland Co.
2.50%	08/11/26	326,000	309,601
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	200,000	201,940	(h)
Ascension Health
4.85%	11/15/53	103,000	113,467
AstraZeneca PLC
2.38%	11/16/20	87,000	87,128
3.38%	11/16/25	146,000	146,985
4.38%	11/16/45	44,000	44,817
AT&T Inc.
2.45%	06/30/20	388,000	387,923	(a)
3.00%	06/30/22	224,000	222,691	(a)
3.40%	05/15/25	214,000	207,071	(a)
4.25%	03/01/27	284,000	288,132	(a)
4.45%	04/01/24	289,000	302,106	(a)
4.50%	05/15/35	208,000	195,756	(a)
4.75%	05/15/46	45,000	42,122	(a)
4.80%	06/15/44	163,000	152,697	(a)
5.25%	03/01/37	179,000	182,307	(a)
5.45%	03/01/47	224,000	228,070	(a)
Bank of America Corp.
1.70%	08/25/17	980,000	981,762	(a)
3.25%	10/21/27	409,000	389,288	(a)
3.95%	04/21/25	241,000	239,934	(a)
4.10%	07/24/23	208,000	217,843	(a)
4.25%	10/22/26	212,000	215,247	(a)
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	304,000	305,169	(a,b)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	215,000	215,437	(a,b)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	215,000	215,245	(a,b)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,187,020	(a,h)
Barclays PLC
4.34%	01/10/28	200,000	199,582
5.25%	08/17/45	205,000	214,631
Barrick Gold Corp.
4.10%	05/01/23	66,000	70,757
Barrick North America Finance LLC
5.70%	05/30/41	45,000	50,900
Baxalta Inc.
2.88%	06/23/20	221,000	224,078
Berkshire Hathaway Energy Co.
6.13%	04/01/36	72,000	89,867
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	3,213
Berry Plastics Corp.
5.13%	07/15/23	260,000	266,500
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	72,000	80,813
Biogen Inc.
2.90%	09/15/20	83,000	84,471
BMW US Capital LLC
2.00%	04/11/21	81,000	79,390	(h)
2.80%	04/11/26	175,000	167,993	(h)
Boardwalk Pipelines LP
4.45%	07/15/27	170,000	171,736
BP Capital Markets PLC
1.38%	05/10/18	211,000	210,424	(a)
3.22%	11/28/23	224,000	225,115	(a)
Brixmor Operating Partnership LP
3.90%	03/15/27	450,000	441,461
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	286,000	285,139	(a,h)
3.63%	01/15/24	207,000	208,481	(a,h)
3.88%	01/15/27	420,000	422,648	(a,h)
Buckeye Partners LP
3.95%	12/01/26	134,000	131,224
5.60%	10/15/44	63,000	64,586
Burlington Northern Santa Fe LLC
3.65%	09/01/25	145,000	151,027
CalAtlantic Group Inc.
5.25%	06/01/26	250,000	249,063
Calpine Corp.
5.75%	01/15/25	251,000	249,087	(a)
5.88%	01/15/24	565,000	595,369	(a,h)
Capital One Financial Corp.
4.20%	10/29/25	396,000	397,541
Carlson Travel Inc.
6.75%	12/15/23	264,000	274,560	(h)
Caterpillar Inc.
4.30%	05/15/44	133,000	135,422
Catholic Health Initiatives

		Principal Amount	Fair Value
2.60%	08/01/18	$125,000	$125,748
4.35%	11/01/42	130,000	110,806
CBL & Associates LP
5.95%	12/15/26	45,000	43,414
CBS Corp.
2.90%	01/15/27	225,000	209,537
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	248,000	261,640	(a,h)
Celgene Corp.
3.88%	08/15/25	110,000	112,421
5.00%	08/15/45	208,000	217,656
CenturyLink Inc.
5.80%	03/15/22	378,000	389,555
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	484,000	491,260	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	283,000	291,242
4.91%	07/23/25	283,000	298,828
6.38%	10/23/35	42,000	47,755
6.48%	10/23/45	83,000	95,760
Chevron Corp.
3.19%	06/24/23	207,000	211,931
Chubb INA Holdings Inc.
4.35%	11/03/45	87,000	91,590
Cigna Corp.
3.25%	04/15/25	397,000	392,382
Cinemark USA Inc.
4.88%	06/01/23	180,000	181,890
Cisco Systems Inc.
2.50%	09/20/26	222,000	210,758
Citigroup Inc.
1.75%	05/01/18	211,000	210,931	(a)
2.05%	12/07/18	358,000	358,629	(a)
4.65%	07/30/45	66,000	68,850	(a)
4.75%	05/18/46	215,000	212,104	(a)
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	214,000	214,930	(a,b)
CMS Energy Corp.
4.88%	03/01/44	209,000	222,473
CNA Financial Corp.
5.88%	08/15/20	306,000	339,401
CNH Industrial N.V.
4.50%	08/15/23	250,000	253,438	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	440,749
Columbia Pipeline Group Inc.
3.30%	06/01/20	134,000	136,537	(a)
Comcast Corp.
2.35%	01/15/27	224,000	205,151	(a)
3.38%	08/15/25	224,000	225,991	(a)
4.20%	08/15/34	206,000	209,343	(a)
4.60%	08/15/45	210,000	216,451	(a)
ConocoPhillips Co.
3.35%	11/15/24	116,000	116,926	(a)
5.95%	03/15/46	45,000	55,823	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	150,000	145,905	(a)
Corporation Andina de Fomento
4.38%	06/15/22	604,000	643,628
Credit Suisse AG
1.70%	04/27/18	391,000	390,466	(a)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	470,000	471,739	(a)
CSX Corp.
4.50%	08/01/54	124,000	120,556	(a)
CVS Health Corp.
3.88%	07/20/25	144,000	148,356	(a)
5.13%	07/20/45	282,000	310,617	(a)
Daimler Finance North America LLC
2.38%	08/01/18	378,000	380,701	(a,h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	260,625	(a,h)
Danaher Corp.
4.38%	09/15/45	62,000	65,273	(a)
Danone S.A.
2.08%	11/02/21	200,000	194,612	(a,h)
2.59%	11/02/23	200,000	193,506	(a,h)
Delphi Automotive PLC
4.40%	10/01/46	113,000	107,634	(a)
Deutsche Bank AG
4.25%	10/14/21	226,000	231,598	(a,h)
Deutsche Telekom International Finance BV
1.95%	09/19/21	450,000	434,652	(a,h)
2.49%	09/19/23	450,000	430,109	(a,h)
Devon Energy Corp.
5.00%	06/15/45	139,000	139,425	(a)
5.85%	12/15/25	146,000	167,448	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	846,196	(h)
Diageo Investment Corp.
2.88%	05/11/22	209,000	212,758	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	270,000	276,794	(a,h)
4.42%	06/15/21	225,000	235,270	(a,h)
6.02%	06/15/26	113,000	123,421	(a,h)
8.35%	07/15/46	65,000	84,335	(a,h)
Discover Bank
3.10%	06/04/20	291,000	296,818	(a)
Dollar General Corp.
1.88%	04/15/18	410,000	410,366	(a)
Dominion Resources Inc.
3.63%	12/01/24	148,000	148,718	(a)
DTE Energy Co.
2.85%	10/01/26	135,000	126,302	(a)
Duke Energy Corp.
3.75%	09/01/46	85,000	76,599	(a)
Duke Energy Progress LLC
4.15%	12/01/44	125,000	126,896	(a)
Eastman Chemical Co.
3.60%	08/15/22	94,000	96,907	(a)
Ecopetrol S.A.
5.88%	05/28/45	221,000	201,872
Electricite de France S.A.
2.15%	01/22/19	224,000	224,241	(h)
Eli Lilly & Co.
3.70%	03/01/45	41,000	39,249	(a)
Embraer Netherlands Finance BV
5.40%	02/01/27	225,000	232,083	(a)
Emera US Finance LP
3.55%	06/15/26	162,000	159,234	(a)
4.75%	06/15/46	45,000	45,395	(a)
Enable Midstream Partners LP
4.40%	03/15/27	360,000	357,274	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	38,000	37,852	(a)
Encana Corp.
3.90%	11/15/21	223,000	227,800	(a)
Energy Transfer Equity LP
5.88%	01/15/24	677,000	719,312	(a)
Energy Transfer Partners LP
4.20%	04/15/27	210,000	207,454	(a)
5.30%	04/15/47	105,000	100,790	(a)
6.50%	02/01/42	208,000	224,493	(a)
Entergy Louisiana LLC
3.05%	06/01/31	134,000	126,949	(a)
Enterprise Products Operating LLC
3.95%	02/15/27	296,000	301,787	(a)
EOG Resources Inc.
4.15%	01/15/26	210,000	219,363	(a)
ERP Operating LP
4.50%	07/01/44	83,000	84,632	(a)
Exelon Corp.
3.50%	06/01/22	273,000	275,488	(c)
4.45%	04/15/46	196,000	194,132	(a)
Express Scripts Holding Co.
3.40%	03/01/27	226,000	212,833	(a)
4.80%	07/15/46	68,000	65,119	(a)
Exxon Mobil Corp.
2.22%	03/01/21	48,000	48,088	(a)
3.04%	03/01/26	98,000	97,979	(a)
FedEx Corp.
4.10%	02/01/45	2,000	1,860	(a)

		Principal Amount	Fair Value
Fibria Overseas Finance Ltd.
5.50%	01/17/27	$90,000	$90,194	(a)
Five Corners Funding Trust
4.42%	11/15/23	457,000	485,773	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	133,000	137,458	(a)
Ford Motor Co.
4.35%	12/08/26	418,000	425,585	(a)
Ford Motor Credit Company LLC
3.22%	01/09/22	440,000	442,643	(a)
Frontier Communications Corp.
7.13%	03/15/19	443,000	467,365	(a)
11.00%	09/15/25	310,000	300,506	(a)
General Dynamics Corp.
2.13%	08/15/26	82,000	75,847	(a)
General Motors Co.
5.20%	04/01/45	42,000	41,281	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	272,000	276,629	(a)
3.20%	07/13/20	338,000	343,778	(a)
5.25%	03/01/26	225,000	241,720	(a)
Gilead Sciences Inc.
1.95%	03/01/22	134,000	129,713	(a)
3.65%	03/01/26	215,000	216,667	(a)
4.15%	03/01/47	85,000	78,983	(a)
4.80%	04/01/44	94,000	96,683	(a)
Glencore Finance Canada Ltd.
5.55%	10/25/42	56,000	58,347	(h)
Glencore Funding LLC
4.00%	03/27/27	385,000	379,788	(h)
Great Plains Energy Inc.
3.15%	04/01/22	390,000	393,873
3.90%	04/01/27	274,000	276,252
4.85%	04/01/47	193,000	197,800
Grupo Televisa SAB
5.00%	05/13/45	204,000	185,969
Halliburton Co.
3.80%	11/15/25	210,000	213,343
5.00%	11/15/45	125,000	131,288
HCA Inc.
4.75%	05/01/23	521,000	543,142
6.50%	02/15/20	222,000	242,952
Hess Corp.
4.30%	04/01/27	114,000	112,244
5.60%	02/15/41	90,000	90,117
5.80%	04/01/47	68,000	70,678
Hewlett Packard Enterprise Co.
6.35%	10/15/45	67,000	69,137
Honeywell International Inc.
1.40%	10/30/19	173,000	171,669
2.50%	11/01/26	37,000	35,005
HSBC Holdings PLC
4.25%	03/14/24	222,000	224,735	(a)
4.38%	11/23/26	200,000	201,531	(a)
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%	03/13/23	405,000	406,959	(a,b)
HSBC Holdings PLC 1.55% + 3 month USD LIBOR
4.04%	03/13/28	220,000	222,356	(a,b)
HSBC USA Inc.
2.35%	03/05/20	248,000	248,861
Hyundai Capital America
2.13%	10/02/17	189,000	189,294	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	216,000	224,206
ING Bank N.V.
2.70%	08/17/20	200,000	201,378	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	271,000	275,005
Ingles Markets Inc.
5.75%	06/15/23	551,000	555,132
Intel Corp.
2.45%	07/29/20	208,000	211,317
2.60%	05/19/26	131,000	125,652
International Business Machines Corp.
3.30%	01/27/27	102,000	102,646
3.63%	02/12/24	200,000	209,582
International Paper Co.
4.40%	08/15/47	188,000	177,419
Interstate Power & Light Co.
3.40%	08/15/25	415,000	415,657
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	125,700	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	261,000	263,610	(h)
Jefferies Group LLC
5.13%	01/20/23	158,000	169,765
6.50%	01/20/43	130,000	140,982
Johnson & Johnson
3.63%	03/03/37	157,000	155,957
JPMorgan Chase & Co.
2.30%	08/15/21	196,000	193,945	(a)
2.55%	10/29/20	197,000	197,851	(a)
3.30%	04/01/26	214,000	209,785	(a)
3.63%	12/01/27	125,000	121,605	(a)
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	148,000	149,370	(a,b)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	158,000	159,778	(a,b)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	470,000	496,672	(a,b)
KB Home
7.00%	12/15/21	422,000	466,179	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	134,818	(a)
6.38%	03/01/41	89,000	96,679	(a)
Kinder Morgan Inc.
3.05%	12/01/19	83,000	84,389	(a)
5.05%	02/15/46	89,000	86,370	(a)
5.55%	06/01/45	125,000	128,154	(a)
Kraft Heinz Foods Co.
3.00%	06/01/26	171,000	160,679	(a)
4.38%	06/01/46	173,000	161,664	(a)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	238,000	247,499
L Brands Inc.
5.63%	02/15/22	443,000	464,596	(a)
Lee Enterprises Inc.
9.50%	03/15/22	347,000	364,194	(a,h)
Lennar Corp.
4.50%	11/15/19	349,000	359,034	(a)
4.75%	05/30/25	174,000	174,435	(a)
Levi Strauss & Co.
5.00%	05/01/25	259,000	265,527	(a)
Lincoln National Corp.
3.63%	12/12/26	194,000	193,181	(a)
Lloyds Banking Group PLC
3.75%	01/11/27	423,000	415,794	(a)
Lockheed Martin Corp.
3.55%	01/15/26	172,000	174,594
4.70%	05/15/46	94,000	101,786
Lowe’s Companies Inc.
3.70%	04/15/46	106,000	98,380
LYB International Finance BV
4.88%	03/15/44	67,000	69,589
LYB International Finance II BV
3.50%	03/02/27	210,000	206,063
Macy’s Retail Holdings Inc.
4.30%	02/15/43	89,000	70,512
Marathon Oil Corp.
3.85%	06/01/25	112,000	110,102
5.90%	03/15/18	112,000	115,942
6.00%	10/01/17	425,000	434,286
Marathon Petroleum Corp.
3.63%	09/15/24	192,000	189,012
Marsh & McLennan Companies Inc.
3.50%	03/10/25	195,000	197,665
Masco Corp.
4.38%	04/01/26	45,000	46,764
McDonald’s Corp.
3.70%	01/30/26	190,000	194,312
4.88%	12/09/45	87,000	92,507

		Principal Amount	Fair Value
Medtronic Inc.
3.50%	03/15/25	$108,000	$110,443
4.63%	03/15/45	135,000	145,003
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	162,578
Merck & Company Inc.
2.75%	02/10/25	215,000	212,225
MetLife Inc.
4.72%	12/15/44	118,000	125,037
MGM Resorts International
4.63%	09/01/26	167,000	161,990
5.25%	03/31/20	258,000	271,545
6.63%	12/15/21	431,000	477,332
Microsoft Corp.
1.55%	08/08/21	221,000	215,461
2.40%	08/08/26	400,000	378,204
3.45%	08/08/36	135,000	127,941
3.70%	08/08/46	135,000	126,458
4.00%	02/12/55	217,000	204,842
4.10%	02/06/37	113,000	116,191
4.25%	02/06/47	225,000	230,565
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	510,532	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	205,000	203,419	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	283,000	276,610
3.00%	07/15/26	167,000	158,789
4.20%	07/15/46	94,000	87,996
Monsanto Co.
4.70%	07/15/64	53,000	49,568
Morgan Stanley
2.45%	02/01/19	195,000	196,793
2.63%	11/17/21	216,000	214,289
2.65%	01/27/20	200,000	201,886
3.70%	10/23/24	96,000	97,380
3.95%	04/23/27	397,000	393,091
4.10%	05/22/23	345,000	356,265
4.38%	01/22/47	178,000	176,846
Morgan Stanley 1.40% + 3 month USD LIBOR
2.44%	10/24/23	416,000	424,828	(b)
MPLX LP
4.13%	03/01/27	225,000	223,709
5.20%	03/01/47	68,000	68,407
Mylan N.V.
3.15%	06/15/21	106,000	106,443
3.95%	06/15/26	110,000	107,660
National Retail Properties Inc.
4.00%	11/15/25	200,000	203,935	(a)
NCL Corporation Ltd.
4.63%	11/15/20	217,000	221,611	(h)
4.75%	12/15/21	112,000	113,680	(a,h)
Newell Brands Inc.
3.85%	04/01/23	226,000	233,921	(a)
4.20%	04/01/26	225,000	234,144	(a)
5.50%	04/01/46	110,000	124,986	(a)
Newmont Mining Corp.
4.88%	03/15/42	158,000	158,763	(a)
Nexen Energy ULC
6.40%	05/15/37	94,000	116,526
Noble Energy Inc.
3.90%	11/15/24	229,000	231,988	(a)
Northern States Power Co.
2.20%	08/15/20	417,000	418,261	(a)
Northrop Grumman Corp.
3.85%	04/15/45	49,000	46,114
Novartis Capital Corp.
3.00%	11/20/25	34,000	33,969
4.00%	11/20/45	50,000	50,217
NRG Energy Inc.
6.25%	07/15/22	257,000	262,783
Nucor Corp.
4.13%	09/15/22	90,000	96,528
Occidental Petroleum Corp.
4.10%	02/15/47	62,000	59,817
Omnicom Group Inc.
3.63%	05/01/22	170,000	175,838
Oracle Corp.
1.90%	09/15/21	147,000	144,484
2.40%	09/15/23	151,000	146,731
2.65%	07/15/26	220,000	209,463
4.00%	07/15/46	135,000	128,753
4.13%	05/15/45	85,000	82,668
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	200,000	213,750	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	628,151
PacifiCorp
6.25%	10/15/37	8,000	10,357
Parker-Hannifin Corp.
3.25%	03/01/27	420,000	418,295	(h)
PepsiCo Inc.
3.45%	10/06/46	84,000	75,976
4.25%	10/22/44	123,000	126,647
Perrigo Company PLC
2.30%	11/08/18	444,000	446,162
Perrigo Finance Unlimited Co.
3.50%	03/15/21	225,000	229,370
3.90%	12/15/24	223,000	222,209
Petroleos Mexicanos
4.50%	01/23/26	403,000	386,275
5.38%	03/13/22	225,000	236,464	(h)
5.63%	01/23/46	83,000	73,912
6.38%	01/23/45	112,000	109,211
6.50%	03/13/27	225,000	242,044	(h)
6.75%	09/21/47	180,000	182,720
PetSmart Inc.
7.13%	03/15/23	415,000	394,250	(h)
Pfizer Inc.
3.00%	12/15/26	184,000	182,166
4.13%	12/15/46	113,000	113,065
4.40%	05/15/44	66,000	68,894
Philip Morris International Inc.
4.13%	03/04/43	209,000	201,281
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	180,000	162,857
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	224,000	229,299
PPL Capital Funding Inc.
3.10%	05/15/26	450,000	432,155
Precision Castparts Corp.
4.38%	06/15/45	125,000	131,090
Prologis LP
3.75%	11/01/25	200,000	204,362
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	199,000	208,254	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	436,000	428,827
PulteGroup Inc.
4.25%	03/01/21	80,000	82,200
5.50%	03/01/26	250,000	258,750
QUALCOMM Inc.
4.80%	05/20/45	67,000	69,866
Realty Income Corp.
3.00%	01/15/27	300,000	281,357
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	180,000	184,676
Reynolds American Inc.
4.45%	06/12/25	320,000	336,804
5.85%	08/15/45	56,000	65,814
Rio Tinto Finance USA PLC
4.13%	08/21/42	103,000	102,362
Rockwell Collins Inc.
2.80%	03/15/22	385,000	385,893	(c)
3.20%	03/15/24	385,000	384,162	(c)
3.50%	03/15/27	257,000	257,080	(c)
4.35%	04/15/47	98,000	97,963	(c)
Rogers Communications Inc.
5.00%	03/15/44	75,000	80,571	(a)
Royal Bank of Canada
1.20%	09/19/17	663,000	662,748	(a)
Royal Bank of Scotland Group PLC
3.88%	09/12/23	222,000	218,763	(a)

		Principal Amount	Fair Value
RPM International Inc.
3.75%	03/15/27	$282,000	$281,827	(a)
Ryder System Inc.
2.45%	09/03/19	467,000	469,403	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	417,000	410,675	(h)
Santander Holdings USA Inc.
3.70%	03/28/22	352,000	352,484	(h)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	199,565	(h)
Schlumberger Holdings Corp.
3.00%	12/21/20	170,000	173,805	(h)
Shell International Finance BV
2.88%	05/10/26	224,000	217,781
3.40%	08/12/23	172,000	177,155
3.75%	09/12/46	78,000	71,706
4.13%	05/11/35	116,000	117,009
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	225,000	220,340
2.88%	09/23/23	55,000	53,356
3.20%	09/23/26	221,000	211,025
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	400,000	403,503	(h)
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	462,170
Smithfield Foods Inc.
2.70%	01/31/20	90,000	89,937	(h)
4.25%	02/01/27	225,000	227,646	(h)
Southern California Edison Co.
2.40%	02/01/22	165,000	164,339
Southern Copper Corp.
5.88%	04/23/45	89,000	92,722
Spectra Energy Partners LP
3.38%	10/15/26	111,000	105,651
4.50%	03/15/45	44,000	41,095
Sprint Corp.
7.63%	02/15/25	472,000	515,660
Standard Industries Inc.
5.38%	11/15/24	516,000	522,770	(a,h)
Statoil ASA
3.95%	05/15/43	104,000	100,555
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	255,000	254,950
1.95%	07/23/18	319,000	319,572
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	173,000	174,730
6.25%	04/15/21	84,000	85,890
SUPERVALU Inc.
6.75%	06/01/21	433,000	430,835
T-Mobile USA Inc.
6.63%	04/01/23	257,000	274,265
Tampa Electric Co.
4.35%	05/15/44	204,000	202,167
Target Corp.
2.50%	04/15/26	225,000	210,255
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	177,000	191,485	(h)
TEGNA Inc.
5.50%	09/15/24	119,000	121,826	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	646,000	653,267	(h)
Telefonica Emisiones SAU
4.10%	03/08/27	300,000	301,945
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	161,429
6.00%	10/01/20	416,000	439,920
Tesoro Corp.
4.75%	12/15/23	336,000	346,782	(h)
5.13%	12/15/26	126,000	132,174	(h)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	134,000	123,469
4.10%	10/01/46	57,000	49,085
The Allstate Corp.
3.28%	12/15/26	147,000	147,576	(a)
4.20%	12/15/46	90,000	90,965	(a)
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	225,000	241,448	(a,b)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	210,000	211,573	(a,b)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	445,000	427,200	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	601,693	(h)
The Dow Chemical Co.
4.25%	10/01/34	213,000	212,194	(a)
The Estee Lauder Companies Inc.
3.15%	03/15/27	285,000	283,900	(a)
The Goldman Sachs Group Inc.
2.35%	11/15/21	211,000	206,782	(a)
2.38%	01/22/18	471,000	473,586	(a)
2.63%	01/31/19	197,000	199,207	(a)
2.63%	04/25/21	270,000	269,235
2.90%	07/19/18	169,000	171,097	(a)
3.85%	01/26/27	304,000	305,389	(a)
4.25%	10/21/25	69,000	70,326
4.80%	07/08/44	194,000	205,150
5.15%	05/22/45	199,000	208,684
The Home Depot Inc.
3.35%	09/15/25	272,000	279,708
3.50%	09/15/56	158,000	137,538
The Korea Development Bank
3.38%	09/16/25	205,000	208,607
The Kroger Co.
2.95%	11/01/21	271,000	272,617	(a)
The Mosaic Co.
5.63%	11/15/43	45,000	46,322
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	168,000	167,370	(a,h)
The ServiceMaster Company LLC
5.13%	11/15/24	42,000	43,050	(h)
The Southern Co.
3.25%	07/01/26	107,000	102,066
4.40%	07/01/46	76,000	72,619
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	224,000	231,091	(b)
The Toronto-Dominion Bank 2.21% + USD 5 Year Swap Rate
3.63%	09/15/31	124,000	121,427	(b)
The Walt Disney Co.
4.13%	06/01/44	65,000	66,916
Time Inc.
5.75%	04/15/22	433,000	450,320	(h)
Time Warner Cable LLC
4.50%	09/15/42	42,000	38,145
6.55%	05/01/37	123,000	141,013
Time Warner Inc.
3.80%	02/15/27	220,000	217,577
5.35%	12/15/43	196,000	201,061
TransCanada PipeLines Ltd.
4.88%	01/15/26	12,000	13,307
Tyco Electronics Group S.A.
2.35%	08/01/19	383,000	385,194
Tyson Foods Inc.
2.65%	08/15/19	83,000	83,906
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	417,000	436,807	(b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	201,306	(h)
United Technologies Corp.
2.65%	11/01/26	173,000	166,745
3.75%	11/01/46	78,000	73,208
UnitedHealth Group Inc.
4.75%	07/15/45	108,000	118,321
Universal Health Services Inc.
5.00%	06/01/26	167,000	171,593	(h)
Vale Overseas Ltd.
4.38%	01/11/22	114,000	115,892
5.88%	06/10/21	227,000	243,258
6.25%	08/10/26	315,000	342,169
6.88%	11/10/39	65,000	69,511
Ventas Realty LP
3.25%	10/15/26	215,000	203,984

		Principal Amount	Fair Value
Verizon Communications Inc.
2.63%	08/15/26	$68,000	$62,087	(a)
4.13%	03/16/27	390,000	396,692
4.40%	11/01/34	208,000	196,785	(a)
4.67%	03/15/55	146,000	130,464	(a)
4.86%	08/21/46	208,000	200,027	(a)
5.05%	03/15/34	323,000	328,151	(a)
5.15%	09/15/23	209,000	229,381	(a)
5.25%	03/16/37	276,000	285,075
Viacom Inc.
2.25%	02/04/22	225,000	216,314
3.45%	10/04/26	225,000	213,533
Videotron Ltd.
5.13%	04/15/27	17,000	17,000	(h)
Virgin Media Finance PLC
5.75%	01/15/25	435,000	436,087	(h)
Virginia Electric & Power Co.
4.00%	11/15/46	225,000	221,247
Visa Inc.
3.15%	12/14/25	190,000	190,638
4.30%	12/14/45	124,000	130,155
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.49%	11/20/17	206,000	206,131	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	160,000	168,000	(a,h)
5.63%	10/01/24	428,000	451,005	(a,h)
Wabtec Corp.
3.45%	11/15/26	224,000	217,803	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	186,915
Walgreens Boots Alliance Inc.
4.65%	06/01/46	68,000	67,633
WEC Energy Group Inc.
3.55%	06/15/25	179,000	182,323
WellCare Health Plans Inc.
5.25%	04/01/25	212,000	218,625
Wells Fargo & Co.
3.00%	10/23/26	110,000	105,308
3.07%	01/24/23	292,000	293,250
3.90%	05/01/45	102,000	97,630
4.75%	12/07/46	214,000	218,757
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	273,000	285,039	(b)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	290,000	312,603	(b)
Western Digital Corp.
7.38%	04/01/23	40,000	43,850	(h)
Westlake Chemical Corp.
3.60%	08/15/26	170,000	166,466	(h)
5.00%	08/15/46	64,000	65,698	(h)
Williams Partners LP
3.90%	01/15/25	328,000	327,533
4.90%	01/15/45	68,000	65,431
5.40%	03/04/44	42,000	42,835
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	112,000	115,369
Windstream Services LLC
6.38%	08/01/23	400,000	355,000
WPP Finance 2010
3.75%	09/19/24	385,000	390,279
XLIT Ltd.
5.25%	12/15/43	165,000	176,706
XPO Logistics Inc.
6.50%	06/15/22	250,000	262,500	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	205,654
			112,425,569
Non-Agency Collateralized Mortgage Obligations – 5.6%
American Tower Trust #1 (REIT)
1.55%	03/15/43	627,000	625,492	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	205,742	205,457	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.89%	02/10/51	9,169	9,228	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.23%	02/10/51	120,241	122,121	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	15,052	15,034	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	439,196	(b)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	387,769	399,060
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	200,411	143,630
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	388,204
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	1,735,118	1,794,622	(a,b)
4.03%	12/10/49	336,823	348,630	(a,b)
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	88,853	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	182,657	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	257,945	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	195,777	158,902	(b,h)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	196,196	194,862	(b)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	135,000	97,516	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	240,335	175,385	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,527	3,525
GS Mortgage Securities Trust 2015-GC28
1.15%	02/10/48	2,705,806	159,443	(b,f)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	173,912	126,110
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	408,000	393,737	(b)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	822,216	849,887
GS Mortgage Securities Trust II 2012-GCJ9
2.28%	11/10/45	930,584	70,019	(b,f)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.70%	10/25/34	103,436	98,880	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.81%	12/15/47	1,089,979	69,756	(b,f)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	130,624	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	112,726	103,551	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	125,901	107,878	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	129,870	98,231	(b)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	762,358	786,596
LB-UBS Commercial Mortgage Trust 2004-C8
0.42%	12/15/39	139,245	330	(b,f,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	243,078	246,242	(a,b)
6.11%	07/15/40	520,000	520,019	(a,h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,864	113	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	843,762	574,436	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.40%	02/15/48	3,096,731	226,201	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.97%	03/15/48	3,704,687	207,356	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	166,120	117,179	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.30%	10/15/42	250,000	246,375	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	99,706	99,635	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.06%	12/12/49	430,000	439,376	(a,b)
Morgan Stanley Capital I Trust 2008-T29
6.30%	01/11/43	210,000	215,007	(b)

		Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2016-UBS9
1.25%	03/15/49	$2,959,741	$225,280	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.30%	02/15/48	3,066,317	227,351	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	200,550	163,023	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	176,460	125,651	(h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	481,332	493,365
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	20,985	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	249,265
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	335,967	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	535,456	405,987	(a,b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	769,611	485,027	(a,h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	96,000	68,981	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	564,816	(b)
4.59%	03/15/47	590,543	479,780	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	100,165	72,880
			15,434,673
Sovereign Bonds – 1.1%
Government of Colombia
2.63%	03/15/23	323,000	310,484
5.00%	06/15/45	200,000	200,600
Government of Mexico
3.60%	01/30/25	319,000	318,202
4.00%	10/02/23	136,000	140,080
4.75%	03/08/44	254,000	247,015
Government of Oman
3.88%	03/08/22	438,000	442,862	(h)
5.38%	03/08/27	303,000	316,635	(h)
6.50%	03/08/47	200,000	211,000	(h)
Government of Panama
4.00%	09/22/24	200,000	208,750
Government of Peru
5.63%	11/18/50	134,000	159,628
Government of Philippines
3.95%	01/20/40	200,000	205,620
Government of South Africa
4.30%	10/12/28	201,000	188,657
Government of Uruguay
5.10%	06/18/50	134,311	129,274
			3,078,807
Municipal Bonds and Notes – 0.7%
American Municipal Power Inc.
6.27%	02/15/50	250,000	299,570
Municipal Electric Authority of Georgia
6.64%	04/01/57	267,000	299,724
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	173,880
Port Authority of New York & New Jersey
4.46%	10/01/62	470,000	495,281
South Carolina State Public Service Authority
6.45%	01/01/50	175,000	193,788
State of California
5.70%	11/01/21	280,000	318,867
State of Illinois
5.10%	06/01/33	125,000	114,052
			1,895,162
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	148,376	4,689	(i,j)
Total Bonds and Notes (Cost $270,481,419)			271,908,580

	Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $322,150)	12,886	$342,768	(b)
Total Investments in Securities (Cost $270,803,569)		272,251,348
Short-Term Investments – 9.6%
State Street Institutional U.S. Government Money Market Fund—Premier Shares 0.62% (Cost $26,409,731)	26,409,731	26,409,731	(d,k)
Total Investments (Cost $297,213,300)		298,661,079
Liabilities in Excess of Other Assets, net – (9.1)%		(24,903,093)

NET ASSETS – 100.0%		$273,757,986

Other Information: The Fund has the following credit default swap contracts open at March 31, 2017:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$4,934	5.00%	12/20/21	$(398,486)	$(200,187)	$(198,299)
Markit CDX North America Investment Grade Index	CME Group Inc.	$6,437	1.00%	06/20/22	$(108,708)	$(101,012)	$(7,697)

							$(205,996)

The Fund had the following long futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2017	56	$12,121,375	$(11,024)
5 Yr. U.S. Treasury Notes Futures	June 2017	40	4,709,063	(9,271)
10 Yr. U.S. Treasury Notes Futures	June 2017	233	29,023,062	108,645

				$88,350

The Fund had the following short futures contracts open at March 31, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Ultra 10 Yr. U.S. Treasury Futures	June 2017	59	$(7,899,547)	$(69,286)
U.S. Long Bond Futures	June 2017	72	(10,860,750)	(4,831)

				$(74,117)

				$14,233

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Coupon amount represents effective yield.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $26,167,934 or 9.56% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.
(j)	Security is in default.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Affiliate Table
	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	39,582,709	$39,582,709	11,365,318	50,948,027	—	$—	$12,393	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	49,457,456	23,047,725	26,409,731	26,409,731	25,751	—

		$39,582,709				$26,409,731	$38,144	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2017, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation

(depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$60,116,765	$—	$60,116,765
	Agency Mortgage Backed	—	75,164,368	—	75,164,368
	Agency Collateralized Mortgage Obligations	—	3,545,051	—	3,545,051
	Asset Backed	—	243,496	—	243,496
	Corporate Notes	—	112,425,569	—	112,425,569
	Non-Agency Collateralized Mortgage Obligations	—	15,434,673	—	15,434,673
	Sovereign Bonds	—	3,078,807	—	3,078,807
	Municipal Bonds and Notes	—	1,895,162	—	1,895,162
	FNMA (TBA)	—	—	4,689	4,689
	Preferred Stock	342,768	—	—	342,768
	Short-Term Investments	26,409,731	—	—	26,409,731

	Total Investments in Securities	$26,752,499	$271,903,891	$4,689	$298,661,079

	Other Financial Instruments*
	Credit Default Swap Contracts—Unrealized Depreciation	$—	$(205,996)	$—	$(205,996)
	Long Futures Contracts—Unrealized Appreciation	108,645	—	—	108,645
	Long Futures Contracts—Unrealized Depreciation	(20,295)	—	—	(20,295)
	Short Futures Contracts—Unrealized Depreciation	(74,117)	—	—	(74,117)

	Total Other Financial Instruments	$14,233	$(205,996)	$—	$(191,763)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$297,313,757	$3,956,506	$(2,609,184)	$1,347,322

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: May 23, 2017